Vanguard Short-Term Inflation-Protected Securities Index Fund Expense Example - Investor Prospectus [Member] - Vanguard Short-Term Inflation-Protected Securities Index Fund - Investor Shares	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 14
Expense Example, with Redemption, 3 Years	45
Expense Example, with Redemption, 5 Years	79
Expense Example, with Redemption, 10 Years	$ 179